Accounts Receivable - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	€ 40	€ (2)
Derecognized receivables	€ 322		€ 214